SHARE CAPITAL - Narrative (Details) - $ / shares						3 Months Ended	12 Months Ended
	Feb. 15, 2024	Dec. 01, 2023	Feb. 14, 2023	Nov. 15, 2022	Oct. 03, 2022	Mar. 31, 2024	Dec. 31, 2023	Mar. 27, 2023	Feb. 15, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding							254,850,850
Number of shares authorized to be repurchased								27,500,000
Number of shares issued (in shares)							550,000,000			550,000,000
Forecast
Disclosure of classes of share capital [line items]
Dividends paid (in CAD per share)						$ 0.6675
Series 15 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares					8,000,000
Class A Series 23 Preference Shares
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares				300,000,000
Class A Series 23 Preference Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares				12,000,000
Preferred stock, redemption price per share (in CAD per share)				$ 25.00
Series 21 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			1,028,130
Stock redeemed during period, shares			16,000,000
Series 22 preference share
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate							8.291%
Series 22 preference share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased							14,971,870
Number of shares issued (in shares)							1,028,130
Class A Series 25 Preference Shares
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate									6.481%
Series 1 preferred share
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate		652.50%
Series 1 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares		10,000,000
Series 3 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares	6,000,000
Percentage of annual dividend rate	601.90%